Loss Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Computation of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders

	Three months ended March 31,
	2021	2020
	(in thousands, except share and per share amounts)
Numerator:
Net loss	$(4,942)	$(729)
Net income attributable to redeemable noncontrolling interest	(397)	—

Net loss attributable to AvePoint, Inc.	$(5,339)	$(729)
Deemed dividends on preferred stock	(8,794)	(7,735)

Total net loss available to common shareholders	$(14,133)	$(8,464)
Denominator:
Weighted average common shares outstanding	11,594,532	9,705,383

Basic loss per share available to common shareholders	$(1.22)	$(0.87)

	Year ended December 31,
	2020	2019	2018
	(in thousands, except for share and per share amounts)
Numerator:
Net loss	$(16,969)	$(20,174)	$(3,948)
Net income attributable to redeemable noncontrolling interest	(27)	—	—

Net loss attributable to AvePoint, Inc.	$(16,996)	$(20,174)	$(3,948)
Deemed dividends on preferred stock	(34,446)	(107,469)	—

Total net loss available to common shareholders	$(51,442)	$(127,643)	$(3,948)
Denominator:
Weighted average common shares outstanding	10,313,350	8,514,858	8,449,924

Basic loss per share available to common shareholders	$(4.99)	$(14.99)	$(0.47)

Summary of Potentially Dilutive Securities Outstanding Excluded from Computation of Diluted Weighted-Average Shares Outstanding

The following potentially dilutive securities outstanding have been excluded from the computation of diluted weighted-average shares outstanding because such securities has an antidilutive impact due to losses reported:

	March 31,
	2021	2020
Convertible preferred stock	4,832,409	4,832,409
Restricted stock	—	300,000
Stock options	3,835,972	2,843,786

Total potentially dilutive securities	8,668,381	7,976,195

The following potentially dilutive securities outstanding have been excluded from the computation of diluted weighted-average shares outstanding because such securities has an antidilutive impact due to losses reported:

	December 31,
	2020	2019	2018
Convertible preferred stock	4,832,409	5,878,352	6,734,150
Restricted stock	—	300,000	300,000
Stock options	4,010,524	2,867,966	2,683,882

Total potentially dilutive securities	8,842,933	9,046,318	9,718,032